UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Short Duration Municipal Bond Fund
Class A / NSMMX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 32	0.63% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Class A

|

SSR223_01_(12/25)

Columbia Short Duration Municipal Bond Fund
Institutional Class / NSMIX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.39% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Institutional Class

|

SSR223_08_(12/25)

Columbia Short Duration Municipal Bond Fund
Institutional 2 Class / CNNRX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 17	0.34% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Institutional 2 Class

|

SSR223_15_(12/25)

Columbia Short Duration Municipal Bond Fund
Institutional 3 Class / CSMYX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 16	0.31% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Institutional 3 Class

|

SSR223_17_(12/25)

Columbia Short Duration Municipal Bond Fund
Class S / NSMDX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 19	0.38% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Duration Municipal Bond Fund | Class S

|

SSR223_16_(12/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Short Duration Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short Duration Municipal Bond Fund | 2025

Portfolio of Investments
October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.900%	2,850,000	2,850,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.900%	3,000,000	3,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.900%	1,800,000	1,800,000
Total			7,650,000
Total Floating Rate Notes (Cost $7,650,000)			7,650,000

Municipal Bonds 91.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.7%
Black Belt Energy Gas District
Prerefunded 12/05/25 Revenue Bonds
Project No. 4
Series 2019A-1
12/01/2049	4.000%	2,000,000	2,004,167
Revenue Bonds
Series 2024C (Mandatory Put 07/01/31)
05/01/2055	5.000%	1,000,000	1,086,225
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	2,000,000	2,083,956
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	500,000	541,463
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2028	5.000%	1,750,000	1,851,266
10/01/2029	5.000%	1,500,000	1,614,866
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District(b)
Revenue Bonds
Series 2025C (Mandatory Put 02/01/31)
05/01/2055	5.000%	2,000,000	2,152,789
Total			11,334,732
Alaska 0.4%
State of Alaska
Unlimited General Obligation Refunding Bonds
Series 2025A
08/01/2029	5.000%	1,000,000	1,088,843
Arizona 2.1%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	2,500,000	2,541,451
Series 2024 (Mandatory Put 06/01/29)
06/01/2049	4.000%	1,000,000	1,019,358
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,002,548
Coconino County Pollution Control Corp.
Refunding Revenue Bonds
Nevada Power Co.
Series 2023 (Mandatory Put 03/31/26)
09/01/2032	4.125%	500,000	501,063
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2034	5.000%	1,250,000	1,307,040
Total			6,371,460
California 6.6%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019
09/01/2028	5.000%	1,000,000	1,057,470
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2024
01/01/2055	5.000%	1,000,000	1,062,055
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024 (Mandatory Put 08/01/33)
01/01/2056	5.000%	2,000,000	2,230,596
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	1,005,201
Corona-Norco Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,905,860
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2024A
07/01/2029	5.000%	3,000,000	3,313,106
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2025
07/01/2031	5.000%	715,000	795,339
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023A
05/01/2028	5.000%	5,000,000	5,244,666
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,080,744
William S Hart Union High School District(e)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	2,500,000	2,444,257
Total			20,139,294
Colorado 2.3%
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,001,634
Revenue Bonds
Series 2022A
11/15/2028	5.000%	2,500,000	2,654,084
Colorado Health Facilities Authority
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,550,000	1,497,416
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(f)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.457%	1,000,000	997,783
Total			7,150,917
Connecticut 0.7%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Yale New Haven Health
Series 2024 (Mandatory Put 07/01/29)
07/01/2049	5.000%	500,000	532,976
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2030	4.250%	1,000,000	1,010,167
State of Connecticut Special Tax
Revenue Bonds
Series 2022A
07/01/2027	5.000%	500,000	519,662
Total			2,062,805
District of Columbia 1.3%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	1,450,000	1,451,752
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Series 2024A
10/01/2026	5.000%	1,430,000	1,455,065
10/01/2027	5.000%	1,000,000	1,034,344
Total			3,941,161
Florida 2.6%
City of South Miami Health Facilities Authority, Inc.(b)
Revenue Bonds
Baptist Health South Florida Obligated Group
Series 2025 (Mandatory Put 08/15/30)
08/15/2065	5.000%	1,000,000	1,092,623
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,702,822
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,156,222
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(b)
Revenue Bonds
Waste Management, Inc. Project
Series 2025 (Mandatory Put 09/01/28)
09/01/2050	3.400%	200,000	200,867
Florida Local Government Finance Commission(d)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	400,000	403,658
Florida Municipal Power Agency
Refunding Revenue Bonds
All Requirements Power Supply Project
Series 2025A
10/01/2031	5.000%	820,000	923,600
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	100,000	99,160
Village Community Development District No. 15(d)
Special Assessment Bonds
Series 2024
05/01/2029	3.750%	650,000	652,790
Village Community Development District No. 16(g)
Special Assessment Bonds
Series 2025
05/01/2030	3.550%	900,000	900,366
Total			8,132,108
Georgia 1.8%
Development Authority of Burke County
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 08/21/29)
12/01/2049	3.300%	1,000,000	1,004,224
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	350,000	350,887
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	2,000,000	2,100,744
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	1,000,000	1,069,812
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,095,226
Total			5,620,893
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 3.6%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2012B
12/01/2033	5.000%	1,000,000	999,949
Illinois Finance Authority(f)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	3.920%	1,250,000	1,244,501
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	915,020
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
06/15/2029	5.000%	2,000,000	2,075,409
Metropolitan Pier & Exposition Authority(e)
Revenue Bonds
McCormick Place Expansion Project
Series 2002 (NPFGC)
12/15/2025	0.000%	1,715,000	1,708,364
State of Illinois
Unlimited General Obligation Bonds
Series 2023B
05/01/2028	5.000%	300,000	315,283
05/01/2032	5.000%	3,500,000	3,906,655
Total			11,165,181
Indiana 2.4%
Indiana Finance Authority(c)
Refunding Revenue Bonds
Southern Indiana Gas and Electric Co. Projects
Series 2013 (Mandatory Put 08/01/28)
03/01/2038	4.000%	3,000,000	3,024,825
Indianapolis Local Public Improvement Bond Bank(c)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,053,300
Indianapolis Airport Authority Project
Series 2023
01/01/2030	5.000%	1,000,000	1,076,925
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2029	5.000%	1,120,000	1,216,197
07/01/2030	5.000%	900,000	997,624
Total			7,368,871
Iowa 1.3%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	1,010,000	1,007,702
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	2,870,000	2,909,664
Total			3,917,366
Kentucky 1.1%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	900,000	904,799
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	2,400,000	2,565,290
Total			3,470,089
Louisiana 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,159,562
Louisiana Public Facilities Authority(c),(d)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,500,000
Total			3,659,562
Maryland 1.1%
Maryland Community Development Administration
Revenue Bonds
Villages at Marley Station
Series 2024
01/01/2029	3.300%	1,300,000	1,311,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,014,812
Total			3,325,854
Massachusetts 2.3%
City of Quincy
Limited General Obligation Notes
BAN Series 2025
07/24/2026	5.000%	2,000,000	2,030,366
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,018,532
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Senior Series 2022B
07/01/2029	5.000%	825,000	865,461
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	1,000,000	1,010,835
Massachusetts School Building Authority
Refunding Revenue Bonds
Sustainable Bonds
Subordinated Series 2025
02/15/2030	5.000%	2,000,000	2,200,059
Total			7,125,253
Michigan 3.7%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Series 2024A
07/01/2029	5.000%	2,250,000	2,439,477
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,442,761
10/15/2027	1.100%	1,650,000	1,576,290
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A (FHA HUD)
10/01/2029	3.625%	2,500,000	2,500,326
04/01/2030	3.700%	2,500,000	2,503,358
Total			11,462,212
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 0.2%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2026	3.000%	250,000	248,049
Minnesota Housing Finance Agency(c)
Revenue Bonds
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	353,861
Total			601,910
Missouri 1.7%
Health & Educational Facilities Authority of the State of Missouri(b)
Revenue Bonds
BJC Health System
Series 2025B (Mandatory Put 04/01/32)
04/01/2059	5.000%	1,000,000	1,119,059
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	1,645,000	1,715,881
03/01/2029	5.000%	2,165,000	2,292,904
Total			5,127,844
Nebraska 0.7%
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,084,238
Nevada 0.4%
Sparks Tourism Improvement District No. 1(g)
Revenue Bonds
Legends At Sparks Marina
Series 2025
06/15/2028	3.875%	1,000,000	999,262
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	370,000	370,121
Total			1,369,383
New Hampshire 1.5%
New Hampshire Business Finance Authority(b),(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	1,180,000	1,180,747
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Business Finance Authority(d)
Revenue Bonds
Grand Pines Project
Series 2025
06/01/2039	5.625%	500,000	504,271
Tamarron Project
Series 2024
12/01/2035	5.250%	700,000	700,126
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Dartmouth College
Series 2025A
06/01/2035	5.000%	2,000,000	2,350,874
Total			4,736,018
New Jersey 5.2%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	980,593
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,741,167
New Jersey Educational Facilities Authority(b)
Revenue Bonds
Princeton University
Series 2025A (Mandatory Put 07/01/31)
07/01/2064	5.000%	1,000,000	1,111,642
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,105,217
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2028	5.000%	4,000,000	4,195,735
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2025M
04/01/2056	6.500%	500,000	562,298
Sustainable Bonds
Subordinated Series 2025D-2
11/01/2027	2.900%	1,125,000	1,116,773
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Revenue Bonds
Series 2025B
01/01/2031	5.000%	2,720,000	3,032,558
Total			15,845,983
New York 12.2%
City of New York
Unlimited General Obligation Bonds
Series 2024A
08/01/2029	5.000%	2,345,000	2,542,143
Unlimited General Obligation Refunding Bonds
Series 2023C
08/01/2027	5.000%	4,000,000	4,169,709
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021B
07/01/2027	4.000%	575,000	563,675
Long Island Power Authority
Refunding Revenue Bonds
Series 2023F
09/01/2029	5.000%	3,000,000	3,279,570
Revenue Bonds
Series 2024B (Mandatory Put 09/01/29)
09/01/2049	3.000%	2,500,000	2,536,041
Lowville Academy Central School District
Unlimited General Obligation Notes
RANS
Series 2025
10/07/2026	4.000%	1,000,000	1,008,859
New York City Housing Development Corp.(b)
Revenue Bonds
Series 2024F-2 (Mandatory Put 01/01/29)
11/01/2064	3.400%	1,125,000	1,130,652
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Second General Resolution
Series 2025CC
06/15/2029	5.000%	1,400,000	1,524,979
New York City Transitional Finance Authority
Refunding Revenue Bonds
Subordinated Series 2024
11/01/2029	5.000%	1,500,000	1,637,705
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	853,287
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A Escrowed to Maturity
03/15/2029	5.000%	3,250,000	3,518,797
Revenue Bonds
Series 2024A
03/15/2031	5.000%	1,700,000	1,909,304
Series 2025
10/01/2029	5.000%	1,050,000	1,147,235
New York State Dormitory Authority(b)
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2025 (Mandatory Put 07/01/32)
07/01/2049	5.000%	1,610,000	1,805,527
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2024A-2 (Mandatory Put 06/15/29)
06/15/2054	3.350%	800,000	801,613
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	525,000	521,130
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,208,541
Series 2024-246
09/01/2028	5.000%	3,000,000	3,158,125
Total			37,316,892
North Carolina 0.9%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(b),(c),(g)
Revenue Bonds
Project Aero
Series 2025 (Mandatory Put 12/01/26)
12/01/2027	3.125%	2,000,000	1,998,026
North Carolina Turnpike Authority(e)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	760,475
Total			2,758,501
Ohio 1.2%
Ohio Air Quality Development Authority(c)
Refunding Revenue Bonds
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,539,977
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health Systems
Series 2024
01/01/2032	5.000%	1,000,000	1,125,966
Total			3,665,943
Oklahoma 1.5%
Oklahoma Industries Authority
Revenue Bonds
Oklahoma Public Schools Project
Series 2024
04/01/2032	5.000%	4,000,000	4,543,764
Oregon 0.2%
Lincoln County School District(e)
Unlimited General Obligation Bonds
Series 2025
06/15/2027	0.000%	650,000	650,775
Pennsylvania 4.6%
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,401,559
Pennsylvania Economic Development Financing Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 01/15/26)
04/01/2049	1.450%	750,000	749,842
Pennsylvania Higher Education Assistance Agency(c)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,338,195
Series 2025-1A
06/01/2032	5.000%	2,000,000	2,150,416
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,411,591
Philadelphia Housing Authority
Revenue Bonds
PHADC Acquisition Program
Series 2025
03/01/2030	5.000%	2,000,000	2,160,400
Redevelopment Authority of the City of Philadelphia(c)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,013,119
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,036,418
Total			14,261,540
Rhode Island 0.7%
Rhode Island Housing & Mortgage Finance Corp.(c)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
10/01/2026	2.650%	1,575,000	1,564,987
Rhode Island Student Loan Authority(c)
Revenue Bonds
Senior Program
Series 2019A
12/01/2035	2.875%	595,000	587,624
Total			2,152,611
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
International Paper Co. Project
Series 2023 (Mandatory Put 04/01/26)
04/01/2033	4.000%	850,000	853,558
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2031	5.000%	1,500,000	1,676,213
Total			2,529,771
Tennessee 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Revenue Bonds
Vanderbilt University Medical Center
Series 2024
07/01/2029	5.000%	1,250,000	1,338,353
Texas 11.8%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	2,500,000	2,664,686
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2031	5.000%	1,710,000	1,913,127
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2031	5.000%	3,250,000	3,574,111
City of Houston Airport System
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	2,000,000	2,166,452
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2029	5.000%	500,000	545,621
City of San Antonio Electric & Gas System
Refunding Revenue Bonds
Series 2024D
02/01/2029	5.000%	350,000	375,710
County of Harris Toll Road
Refunding Revenue Bonds
Series 2023A
08/15/2028	5.000%	500,000	532,479
Dallas Fort Worth International Airport
Revenue Bonds
Series 2025A-1
11/01/2028	5.000%	1,000,000	1,057,021
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2029	5.000%	1,750,000	1,901,149
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
08/15/2026	5.000%	350,000	356,207
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
Baylor College of Medicine
Series 2024
05/15/2029	5.000%	1,250,000	1,326,483
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,500,000	1,584,164
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	3,000,000	3,016,933
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light
Series 2023
05/01/2030	4.250%	2,500,000	2,603,697
Mesquite Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2028	5.000%	500,000	532,201
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	350,000	364,102
North Texas Municipal Water District Water System
Refunding Revenue Bonds
Series 2025
09/01/2027	5.000%	450,000	469,226
09/01/2030	5.000%	1,000,000	1,106,234
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2023A
01/01/2027	5.000%	1,950,000	2,001,541
Series 2024A
01/01/2029	5.000%	1,000,000	1,070,638
San Antonio Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2027	5.000%	1,000,000	1,041,637
State of Texas(g)
Unlimited General Obligation Refunding Bonds
Series 2025
10/01/2032	5.000%	1,500,000	1,728,581
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Health Resources System
Series 2025 (Mandatory Put 11/15/32)
11/15/2064	5.000%	750,000	833,452
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	1,725,000	1,739,716
Texas Municipal Gas Acquisition & Supply Corp. IV
Revenue Bonds
Series 2023A (Mandatory Put 01/01/30)
01/01/2054	5.500%	1,500,000	1,608,014
Total			36,113,182
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.3%
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2029	5.000%	750,000	809,424
Vermont 0.8%
Vermont Student Assistance Corp.(c)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2026	5.000%	1,375,000	1,386,736
Series 2022A
06/15/2028	5.000%	985,000	1,015,432
Total			2,402,168
Virginia 2.8%
Amelia County Industrial Development Authority(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,690,639
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,750,000	2,832,126
Virginia Beach Development Authority
Revenue Bonds
TEMPS 50 - Westminster-Canterbury on Chesapeake Bay
Series 2023
09/01/2029	5.375%	1,000,000	1,007,672
Virginia Housing Development Authority
Revenue Bonds
Series 2025A
09/01/2029	3.250%	1,000,000	1,002,360
Virginia Small Business Financing Authority(b),(c)
Revenue Notes
Pure Salmon Virginia LLC Project
Series 2024 (Mandatory Put 11/20/25)
11/01/2052	4.000%	2,000,000	2,000,532
Total			8,533,329
Washington 4.0%
City of Seattle
Unlimited General Obligation Bonds
Series 2015
12/01/2031	4.000%	1,810,000	1,810,879
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(c)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	830,733
Port of Seattle(c)
Refunding Revenue Bonds
Intermediate Lien
Series 2022
08/01/2028	5.000%	1,500,000	1,580,722
Revenue Bonds
Intermediate Lien
Series 2025B
10/01/2030	5.000%	695,000	761,114
Series 2018A
05/01/2028	5.000%	1,715,000	1,765,986
State of Washington(e)
Unlimited General Obligation Bonds
Series 2007E
12/01/2027	0.000%	2,345,000	2,218,265
Washington Health Care Facilities Authority(b)
Revenue Bonds
MultiCare Health System
Series 2025 (Mandatory Put 08/15/30)
08/15/2055	5.000%	3,000,000	3,217,671
Total			12,185,370
Wisconsin 1.5%
Public Finance Authority(d)
Revenue Bonds
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	754,393	755,847
Public Finance Authority(d),(e)
Revenue Bonds
Driftwood Golf and Ranch Club Project
Series 2025
12/15/2039	0.000%	500,000	203,123
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2026	5.000%	1,230,000	1,244,107
Wisconsin Health & Educational Facilities Authority(d)
Revenue Bonds
Forensic Science and Protective Medicine Collaboration, Inc. Project
Series 2024
08/01/2027	5.000%	2,500,000	2,526,307
Total			4,729,384
Total Municipal Bonds (Cost $279,107,442)			281,092,984

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Municipal Short Term 6.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.1%
City of Los Angeles
Revenue Notes
Series 2025
06/25/2026	2.360%	3,200,000	3,253,646
District of Columbia 0.9%
District of Columbia Housing Finance Agency(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/25)
09/01/2040	2.950%	2,625,000	2,623,980
Illinois 0.1%
Illinois Finance Authority(b),(d)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.530%	450,000	464,998
Massachusetts 1.3%
Pioneer Valley Transit Authority
Revenue Notes
Series 2025
07/10/2026	3.160%	3,000,000	3,016,330
Town of Hudson
Limited General Obligation Notes
Series 2025
06/11/2026	3.960%	1,000,000	1,006,029
Total			4,022,359
Michigan 0.3%
Michigan Finance Authority
Revenue Notes
Series 2025
07/20/2026	2.920%	1,000,000	1,014,491
Mississippi 0.3%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.950%	1,000,000	1,003,828
New Jersey 0.3%
City of Newark
Limited General Obligation Notes
BAN Series 2025
05/07/2026	3.270%	1,000,000	1,005,933
New York 1.1%
Town of Potsdam
Limited General Obligation Notes
Series 2025
07/23/2026	3.430%	1,000,000	1,003,836
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Village of Bergen
Unlimited General Obligation Notes
Series 2025
08/27/2026	3.390%	2,400,000	2,411,380
Total			3,415,216
North Carolina 0.9%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(c)
Revenue Bonds
Project Aero
Series 2024 (Mandatory Put 12/01/27)
12/01/2027	3.750%	2,700,000	2,700,000
Tennessee 0.2%
Lewisburg Industrial Development Board(b),(c)
Refunding Revenue Bonds
Waste Management
Series 2019 (Mandatory Put 11/03/25)
07/02/2035	3.850%	500,000	499,973
Texas 0.2%
Mission Economic Development Corp.(b)
Revenue Bonds
Republic Services, Inc. Project
Series 2020A (Mandatory Put 11/03/25)
05/01/2050	3.850%	625,000	624,997
Total Municipal Short Term (Cost $20,597,249)			20,629,421

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.015%(h)	292,356	292,386
Total Money Market Funds (Cost $292,356)		292,386
Total Investments in Securities (Cost $307,647,047)		309,664,791
Other Assets & Liabilities, Net		(2,745,808)
Net Assets		$306,918,983
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $11,293,080, which represents 3.68% of total net assets.

(e)	Zero coupon bond.
(f)	Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Fair value measurements   (continued)
potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	7,650,000	—	7,650,000
Municipal Bonds	—	281,092,984	—	281,092,984
Municipal Short Term	—	20,629,421	—	20,629,421
Money Market Funds	292,386	—	—	292,386
Total Investments in Securities	292,386	309,372,405	—	309,664,791
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Statement of Assets and Liabilities
October 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $307,647,047)	$309,664,791
Cash	5,228
Receivable for:
Capital shares sold	493,851
Dividends	1,333
Interest	3,636,743
Expense reimbursement due from Investment Manager	1,471
Prepaid expenses	4,804
Other assets	13,433
Total assets	313,821,654
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	5,614,890
Capital shares redeemed	256,160
Distributions to shareholders	770,346
Management services fees	3,623
Distribution and/or service fees	354
Transfer agent fees	9,600
Compensation of chief compliance officer	27
Compensation of board members	1,111
Other expenses	30,209
Deferred compensation of board members	216,351
Total liabilities	6,902,671
Net assets applicable to outstanding capital stock	$306,918,983
Represented by
Paid in capital	329,642,337
Total distributable earnings (loss)	(22,723,354)
Total - representing net assets applicable to outstanding capital stock	$306,918,983
Class A
Net assets	$51,651,624
Shares outstanding	5,049,622
Net asset value per share	$10.23
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.33
Institutional Class
Net assets	$86,655,704
Shares outstanding	8,470,429
Net asset value per share	$10.23
Institutional 2 Class
Net assets	$35,839,510
Shares outstanding	3,506,055
Net asset value per share	$10.22
Institutional 3 Class
Net assets	$127,964,991
Shares outstanding	12,516,371
Net asset value per share	$10.22
Class S
Net assets	$4,807,154
Shares outstanding	469,941
Net asset value per share	$10.23
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Statement of Operations
Six Months Ended October 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$144,521
Interest	4,972,436
Total income	5,116,957
Expenses:
Management services fees	673,110
Distribution and/or service fees
Class A	65,149
Transfer agent fees
Class A	20,340
Institutional Class	33,622
Institutional 2 Class	5,590
Institutional 3 Class	3,083
Class S	1,972
Custodian fees	5,874
Printing and postage fees	8,602
Registration fees	41,161
Accounting services fees	22,052
Legal fees	10,316
Compensation of chief compliance officer	27
Compensation of board members	7,268
Deferred compensation of board members	31,012
Other	14,209
Total expenses	943,387
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(333,063)
Expense reduction	(20)
Total net expenses	610,304
Net investment income	4,506,653
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(120,749)
Net realized loss	(120,749)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,093,281
Net change in unrealized appreciation (depreciation)	5,093,281
Net realized and unrealized gain	4,972,532
Net increase in net assets resulting from operations	$9,479,185
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations
Net investment income	$4,506,653	$8,778,437
Net realized loss	(120,749)	(2,343,550)
Net change in unrealized appreciation (depreciation)	5,093,281	3,818,622
Net increase in net assets resulting from operations	9,479,185	10,253,509
Distributions to shareholders
Net investment income and net realized gains
Class A	(687,084)	(1,393,349)
Advisor Class	—	(501,840)
Institutional Class	(1,243,889)	(1,560,320)
Institutional 2 Class	(525,724)	(1,055,472)
Institutional 3 Class	(1,976,927)	(4,234,578)
Class S	(72,942)	(87,942)
Total distributions to shareholders	(4,506,566)	(8,833,501)
Increase (decrease) in net assets from capital stock activity	7,647,422	(38,498,215)
Total increase (decrease) in net assets	12,620,041	(37,078,207)
Net assets at beginning of period	294,298,942	331,377,149
Net assets at end of period	$306,918,983	$294,298,942
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2025 (Unaudited)		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	698,201	7,096,070	1,084,492	10,973,325
Distributions reinvested	62,950	641,175	127,083	1,286,003
Shares redeemed	(740,752)	(7,537,038)	(1,894,219)	(19,170,285)
Net increase (decrease)	20,399	200,207	(682,644)	(6,910,957)
Advisor Class
Shares sold	—	—	392,279	3,955,040
Distributions reinvested	—	—	17,249	174,675
Shares redeemed	—	—	(3,601,825)	(36,581,461)
Net decrease	—	—	(3,192,297)	(32,451,746)
Institutional Class
Shares sold	4,508,953	45,733,322	3,193,278	32,276,701
Distributions reinvested	114,589	1,167,869	128,842	1,303,685
Shares redeemed	(2,441,881)	(24,909,379)	(2,157,622)	(21,889,467)
Net increase	2,181,661	21,991,812	1,164,498	11,690,919
Institutional 2 Class
Shares sold	800,589	8,131,772	956,269	9,672,511
Distributions reinvested	27,104	275,834	60,943	616,233
Shares redeemed	(776,915)	(7,889,768)	(1,398,713)	(14,141,467)
Net increase (decrease)	50,778	517,838	(381,501)	(3,852,723)
Institutional 3 Class
Shares sold	220,945	2,240,294	2,223,802	22,541,512
Distributions reinvested	11,088	112,911	17,006	171,998
Shares redeemed	(1,684,618)	(17,073,568)	(3,446,689)	(34,826,648)
Net decrease	(1,452,585)	(14,720,363)	(1,205,881)	(12,113,138)
Class S
Shares sold	—	—	546,172	5,571,797
Distributions reinvested	7,163	72,942	8,681	87,894
Shares redeemed	(40,672)	(415,014)	(51,403)	(520,261)
Net increase (decrease)	(33,509)	(342,072)	503,450	5,139,430
Total net increase (decrease)	766,744	7,647,422	(3,794,375)	(38,498,215)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

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Columbia Short Duration Municipal Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2025 (Unaudited)	$10.07	0.14	0.16	0.30	(0.14)	(0.14)
Year Ended 4/30/2025	$10.03	0.26	0.04	0.30	(0.26)	(0.26)
Year Ended 4/30/2024	$10.03	0.22	0.00 (d)	0.22	(0.22)	(0.22)
Year Ended 4/30/2023	$10.01	0.14	0.03	0.17	(0.15)	(0.15)
Year Ended 4/30/2022	$10.46	0.07	(0.45)	(0.38)	(0.07)	(0.07)
Year Ended 4/30/2021	$10.26	0.11	0.20	0.31	(0.11)	(0.11)
Institutional Class
Six Months Ended 10/31/2025 (Unaudited)	$10.07	0.15	0.16	0.31	(0.15)	(0.15)
Year Ended 4/30/2025	$10.03	0.29	0.04	0.33	(0.29)	(0.29)
Year Ended 4/30/2024	$10.03	0.24	0.01 (d)	0.25	(0.25)	(0.25)
Year Ended 4/30/2023	$10.01	0.16	0.03	0.19	(0.17)	(0.17)
Year Ended 4/30/2022	$10.46	0.09	(0.45)	(0.36)	(0.09)	(0.09)
Year Ended 4/30/2021	$10.26	0.13	0.20	0.33	(0.13)	(0.13)
Institutional 2 Class
Six Months Ended 10/31/2025 (Unaudited)	$10.06	0.15	0.16	0.31	(0.15)	(0.15)
Year Ended 4/30/2025	$10.02	0.29	0.04	0.33	(0.29)	(0.29)
Year Ended 4/30/2024	$10.03	0.25	(0.01)	0.24	(0.25)	(0.25)
Year Ended 4/30/2023	$10.01	0.17	0.03	0.20	(0.18)	(0.18)
Year Ended 4/30/2022	$10.46	0.09	(0.44)	(0.35)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.25	0.14	0.21	0.35	(0.14)	(0.14)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2025 (Unaudited)	$10.23	2.95%	0.85%	0.63% (c)	2.64%	15%	$51,652
Year Ended 4/30/2025	$10.07	3.05%	0.84%	0.64% (c)	2.59%	32%	$50,624
Year Ended 4/30/2024	$10.03	2.23%	0.84% (e)	0.64% (c),(e)	2.18%	22%	$57,298
Year Ended 4/30/2023	$10.03	1.67%	0.83% (e)	0.65% (c),(e)	1.41%	48%	$70,963
Year Ended 4/30/2022	$10.01	(3.68% )	0.81%	0.66% (c)	0.63%	69%	$79,026
Year Ended 4/30/2021	$10.46	2.99%	0.81%	0.66% (c)	1.02%	46%	$72,327
Institutional Class
Six Months Ended 10/31/2025 (Unaudited)	$10.23	3.08%	0.60%	0.39% (c)	2.88%	15%	$86,656
Year Ended 4/30/2025	$10.07	3.31%	0.59%	0.39% (c)	2.85%	32%	$63,306
Year Ended 4/30/2024	$10.03	2.48%	0.59% (e)	0.39% (c),(e)	2.41%	22%	$51,406
Year Ended 4/30/2023	$10.03	1.92%	0.58% (e)	0.40% (c),(e)	1.64%	48%	$94,875
Year Ended 4/30/2022	$10.01	(3.44% )	0.56%	0.41% (c)	0.88%	69%	$107,620
Year Ended 4/30/2021	$10.46	3.25%	0.56%	0.41% (c)	1.27%	46%	$94,743
Institutional 2 Class
Six Months Ended 10/31/2025 (Unaudited)	$10.22	3.10%	0.55%	0.34%	2.93%	15%	$35,840
Year Ended 4/30/2025	$10.06	3.36%	0.53%	0.33%	2.89%	32%	$34,759
Year Ended 4/30/2024	$10.02	2.43%	0.54% (e)	0.34% (e)	2.48%	22%	$38,464
Year Ended 4/30/2023	$10.03	1.97%	0.52% (e)	0.35% (e)	1.69%	48%	$62,470
Year Ended 4/30/2022	$10.01	(3.40% )	0.51%	0.37%	0.92%	69%	$127,702
Year Ended 4/30/2021	$10.46	3.39%	0.53%	0.37%	1.31%	46%	$86,120
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2025 (Unaudited)	$10.06	0.15	0.16	0.31	(0.15)	(0.15)
Year Ended 4/30/2025	$10.03	0.30	0.03	0.33	(0.30)	(0.30)
Year Ended 4/30/2024	$10.03	0.25	0.01 (d)	0.26	(0.26)	(0.26)
Year Ended 4/30/2023	$10.01	0.17	0.03	0.20	(0.18)	(0.18)
Year Ended 4/30/2022	$10.46	0.10	(0.45)	(0.35)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.25	0.14	0.21	0.35	(0.14)	(0.14)
Class S
Six Months Ended 10/31/2025 (Unaudited)	$10.07	0.15	0.16	0.31	(0.15)	(0.15)
Year Ended 4/30/2025(f)	$10.22	0.17	(0.15)(d)	0.02	(0.17)	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2025 (Unaudited)	$10.22	3.11%	0.52%	0.31%	2.96%	15%	$127,965
Year Ended 4/30/2025	$10.06	3.29%	0.51%	0.30%	2.92%	32%	$140,543
Year Ended 4/30/2024	$10.03	2.58%	0.50% (e)	0.30% (e)	2.52%	22%	$152,157
Year Ended 4/30/2023	$10.03	2.02%	0.48% (e)	0.30% (e)	1.71%	48%	$210,950
Year Ended 4/30/2022	$10.01	(3.36% )	0.47%	0.32%	0.97%	69%	$380,197
Year Ended 4/30/2021	$10.46	3.44%	0.48%	0.32%	1.37%	46%	$448,774
Class S
Six Months Ended 10/31/2025 (Unaudited)	$10.23	3.08%	0.60%	0.38% (c)	2.88%	15%	$4,807
Year Ended 4/30/2025 (f)	$10.07	0.19%	0.59%	0.39%	2.96%	32%	$5,068
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements
October 31, 2025 (Unaudited)
Note 1. Organization
Columbia Short Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2025 was 0.43% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.

Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Institutional Class	0.08
Institutional 2 Class	0.03
Institutional 3 Class	0.00
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 (a)	13,240

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2025 through August 31, 2026 (%)	Prior to September 1, 2025 (%)
Class A	0.65	0.65
Institutional Class	0.40	0.40
Institutional 2 Class	0.35	0.34
Institutional 3 Class	0.33	0.31
Class S	0.40	0.40
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
307,647,000	2,850,000	(832,000)	2,018,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(8,620,223)	(15,847,970)	(24,468,193)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $57,170,791 and $43,449,222, respectively, for the six months ended October 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2025.
Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At October 31, 2025, one unaffiliated shareholder of record owned 35.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Columbia Short Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Short Duration Municipal Bond Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Duration Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Short Duration Municipal Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments.  The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Short Duration Municipal Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.  The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Short Duration Municipal Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Short Duration Municipal Bond Fund  | 2025

Columbia Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR223_04_R01_(12/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	December 19, 2025